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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check here if Amendment [ ]; Amendment No.:
                                               ---------
   This Amendment (Check only one):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Mendon Capital Advisors Corp.
Address:      150 Allens Creek Road
              Rochester, NY  14618

Form 13F File Number:    028-10662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
Title:   President
Phone:   585-770-1770

Signature, place, and date of signing:

   /s/  Anton Schutz            Rochester, NY  14618    November 13, 2007

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $195,887 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

         ITEM 1                 ITEM 2       ITEM 3   ITEM 4            ITEM 5          IITEM 6     ITEM 7          ITEM 8
---------------------------- ------------- --------- -------- ------------------------ ---------- --------- -----------------------
                                TITLE                            SHRS
                                  OF                  VALUE     OR PRN           PUT/   INVSTMNT    OTHER       VOTING AUTHORITY
      NAME OF ISSUER            CLASS        CUSIP   (X$1000)     AMT   SH/PRN   CALL   DISCRETN     MGRS     SOLE    SHARED  NONE
CRMH HOLDINGS                    COM       G2554P103    5,725   908,760   SH              SOLE               908,760
ENDURANCE SPECIALTY              COM       G30397106    1,039    25,000   SH     PUT      SOLE                25,000
ALLIANCE FINANCIAL               COM       019205103   10,602   424,074   SH              SOLE               424,074
ALLSTATE OCT 55                  COM       020002101    2,288    40,000   SH     PUT      SOLE                40,000
AMERICAN INTERNATIONAL           COM       026874107    1,015    15,000   SH              SOLE                15,000
ANNALY CAPITAL MANAGEMENT        COM       035710409    7,156   449,235   SH              SOLE               449,235
ASSURANT INC                     COM       04621X108      803    15,000   SH              SOLE                15,000
BANCORP RHODE ISLAND             COM       059690107    9,172   256,483   SH              SOLE               256,483
BANK OF AMERICA CORP             COM       060505104    2,514    50,000   SH              SOLE                50,000
BENJAMIN FRANKLIN                COM       082073107      854    59,864   SH              SOLE                59,864
BERKSHIRE HILLS                  COM       084680107    3,038   100,500   SH              SOLE               100,500
CAPITAL SOUTH BANCORP            COM       14056A101      790    58,500   SH              SOLE                58,500
CAPSTEAD MORTGAGE                COM       14067E106    2,390   232,500   SH              SOLE               232,500
CENTENNIAL BANK                  COM       151345303    5,453   852,031   SH              SOLE               852,031
CENTER BANCORP                   COM       151408101    1,551   129,249   SH              SOLE               129,249
CHICOPEE BANCORP                 COM       168565109    7,226   525,530   SH              SOLE               525,530
CITIZENS SOUTH                   COM       176682102    9,006   730,383   SH              SOLE               730,383
CLIFTON SAVINGS BANK             COM       18712Q103    1,106    93,500   SH              SOLE                93,500
CONNECTICUT BANK AND TRUST       COM       207546102    1,007   159,782   SH              SOLE               159,782
DIME COMMUNITY BANK              COM       253922108    1,871   125,000   SH              SOLE               125,000
DISCOVER FINANCIAL               COM       254709108    1,664    80,000   SH              SOLE                80,000
FIRST CLOVER FINANCIAL           COM       31969M105      371    33,700   SH              SOLE                33,700
FIRST COMMUNITY BANCORP          COM       31983B101    1,094    20,000   SH              SOLE                20,000
FIRST HORIZON NATIONAL           COM       320517105    1,333    50,000   SH              SOLE                50,000
HAMPSHIRE FIRST BANK             COM       408853109      917   100,000   SH              SOLE               100,000
HUDSON CITY BANCORP              COM       443683107    5,572   363,300   SH              SOLE               363,300
IBERIA BANK                      COM       450828108      958    18,200   SH              SOLE                18,200
INVESTORS BANCORP                COM       46146P102   13,099   925,059   SH              SOLE               925,059
LSB CORP                         COM       50215P100      927    57,800   SH              SOLE                57,800
MIDWEST BANK HOLDINGS            COM       598251106    1,108    75,000   SH              SOLE                75,000
NEW ENGLAND BANKSHARES           COM       643863202    3,115   270,879   SH              SOLE               270,879
NEW ALLIANCE BANKSHARES          COM       650203102    1,101    75,000   SH              SOLE                75,000
NORTHEAST COMMUNITY BANCORP      COM       664112109    4,642   430,000   SH              SOLE               430,000
NORTHERN TRUST                   COM       665859104      994    15,000   SH              SOLE                15,000
OCEAN FIRST FINANCIAL            COM       675234108      132     7,582   SH              SOLE                 7,582
OSAGE BANKSHARES                 COM       68764U106      888   100,000   SH              SOLE               100,000
PNC                              COM       693745105    2,043    30,000   SH              SOLE                30,000
PAMRAPO BANK                     COM       697738102      174     9,156   SH              SOLE                 9,156
PARKVALE FINANCIAL               COM       701492100      494    17,024   SH              SOLE                17,024
PEOPLES BANK                     COM       712704105   15,144   893,758   SH              SOLE               893,758
PORTER BANCORP                   COM       736233107    3,697   169,661   SH              SOLE               169,661
PROVIDENT BANKSHARES             COM       743859100    2,131     2,036   SH              SOLE                 2,036
ROME BANCORP                     COM       77587P103    3,075   259,247   SH              SOLE               259,247
SOUTH FINANCIAL                  COM       837841105    1,706    75,000   SH              SOLE                75,000
SOVEREIGN BANCORP                COM       845905108    6,773   397,500   SH              SOLE               397,500
STERLING BANCSHARES              COM       858907108    2,210   193,699   SH              SOLE               193,699

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
         ITEM 1                 ITEM 2       ITEM 3   ITEM 4            ITEM 5          IITEM 6     ITEM 7          ITEM 8
---------------------------- ------------- --------- -------- ------------------------ ---------- --------- -----------------------
                                TITLE                            SHRS
                                  OF                  VALUE     OR PRN           PUT/   INVSTMNT    OTHER       VOTING AUTHORITY
      NAME OF ISSUER            CLASS        CUSIP   (X$1000)     AMT   SH/PRN   CALL   DISCRETN     MGRS     SOLE    SHARED  NONE
STERLING BANCORP                 COM       859158107    6,315   451,050   SH              SOLE               451,050
SUN AMERICAN BANCORP             COM       86664A103    1,610   258,378   SH              SOLE               258,378
SUNTRUST INC                     COM       867914103    1,513    20,000   SH              SOLE                20,000
SUPERIOR BANCORP                 COM       86806M106    2,649   300,000   SH              SOLE               300,000
TCF FINANCIAL                    COM       872275102    3,862   147,500   SH              SOLE               147,500
TEXAS CAPITAL BANCSHARES         COM       88224Q107    3,248   149,400   SH              SOLE               149,400
US BANCORP                       COM       902973304    1,627    50,000   SH              SOLE                50,000
VIEWPOINT FINANCIAL              COM       926727108   12,895   697,808   SH              SOLE               697,808
WACHOVIA                         COM       929903102    5,015   100,000   SH              SOLE               100,000
WASHINGTON MUTUAL                COM       939322103      353    10,000   SH              SOLE                10,000
WEBSTER FINANCIAL                COM       947890109    1,264    30,000   SH              SOLE                30,000
WILLOW FINANCIAL                 COM       97111W101    5,568   447,606   SH              SOLE               447,606